STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 21 -	STOCK OPTION PLANS

Under its 2004 Stock Option Plan and prior options plans, the Company may grant stock options to officers, selected employees, as well as members of the Board of Directors and advisory board members. All options have generally been granted at a price equal to or greater than the fair market value of the Company’s Common Stock at the date of the grant. Generally, options are granted with a vesting period of up to three years and expire ten years from the date of grant.

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,999,000	$1.53	3,057,000	$1.51

Options Granted	985,000	$0.12	—	—

Options Exercised	—	—	—	—

Options Expired/Forfeited	(45,000)	$1.59	(58,000)	$0.10

Outstanding at end of year	3,939,000	$0.86	2,999,000	$1.53

The following table summarizes information about stock options outstanding at March 31, 2013:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01 – 1.00	1,890,000	8.3	$0.11	905,000	$0.09
1.01 – 2.00	99,000	4.8	$1.08	99,000	$1.08
2.01 – 3.00	1,950,000	3.2	$2.22	1,450,000	$2.21

$ 0.01 – 3.00	3,939,000	5.5	$1.18	2,454,000	$1.38

As of March 31, 2013, there were 5,535,100 options available for future grant under our Stock Option Plan.